SEGMENT INFORMATION (Schedule of Operating Segment Information) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Revenues	$ 63,736	$ 77,543	$ 51,517
Depreciation and amortization	$ 1,503	1,967	$ 1,719
Impairment of goodwill and intangible assets		2,439
Operating income (loss), before financial expenses and taxes on income	$ 4,389	1,423	$ (4,519)
Financial income, net	(642)	(1,979)	(59)
Taxes on income	1,923	82	69
Net income (loss)	3,108	3,320	(4,529)
Total long-lived assets	10,978	12,454
Eliminations [Member]
Revenues	$ (2,749)	$ (538)	$ (809)
Depreciation and amortization
Impairment of goodwill and intangible assets
Operating income (loss), before financial expenses and taxes on income	$ (1,045)	$ (204)	$ (306)
Perimeter [Member]
Revenues	30,761	37,554	30,551
Depreciation and amortization	787	$ 1,006	606
Impairment of goodwill and intangible assets
Operating income (loss), before financial expenses and taxes on income	6,023	$ 6,770	542
Total long-lived assets	6,641	7,890
Projects [Member]
Revenues	34,128	39,198	20,137
Depreciation and amortization	602	$ 641	629
Impairment of goodwill and intangible assets
Operating income (loss), before financial expenses and taxes on income	1,095	$ (148)	(3,571)
Total long-lived assets	3,360	3,439
Cyber [Member]
Revenues	1,596	1,329	1,638
Depreciation and amortization	114	320	484
Impairment of goodwill and intangible assets		2,439
Operating income (loss), before financial expenses and taxes on income	(1,684)	(4,995)	$ (1,184)
Total long-lived assets	$ 977	$ 1,125